Taxes - Income tax - Effective income tax on continuing operations - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Profit before tax of continuing operations	€ 1,740	€ 4,207	€ 4,669
Theoritical income tax	(494)	(1,347)	(1,608)
Tax income related to the 2005-2006 tax dispute		2,246
Impairment of goodwill	(1,052)		(19)
Impairment of BT shares			(34)
Impact related to the loss of sole control over Orange Concessions	557
Share of profits (losses) of associates and joint ventures	1	(1)	3
Adjustment of prior-year taxes	(23)	1	10
Recognition / (derecognition) of deferred tax assets	(149)	(98)	(36)
Difference in tax rates	85	157	192
Change in applicable tax rates	(235)	(92)	43
Other reconciling items	348	(18)	2
Total Income taxes	€ (962)	€ 848	€ (1,447)
Effective tax rate (as a percent)	55.31%	(20.17%)	30.99%